Issuance of Shares - Schedule of Issuance of Shares (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 MYR (RM) shares	Jun. 30, 2025 USD ($) shares	Dec. 31, 2024 MYR (RM) shares
Ordinary Shares [Member]
Schedule of Issuance of Shares [Line Items]
Balance	10,800,000	10,800,000	10,800,000
Proceeds from issuance of Class A ordinary shares upon the completion of IPO	1,750,000	1,750,000
Issuance of shares from Sagtec Global Limited
Balance	12,550,000	12,550,000	10,800,000
Issued Cpital [Member]
Schedule of Issuance of Shares [Line Items]
Balance | RM	RM 1,145,780		RM 1,145,780
Proceeds from issuance of Class A ordinary shares upon the completion of IPO | RM	30,898,700
Issuance of shares from Sagtec Global Limited | RM	30,898,700
Balance	RM 32,044,480	$ 7,606,637	RM 1,145,780